Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes (Details) [Line Items]
Effective tax rate percentage	25.00%	25.00%	25.00%
Deferred tax	$ 129,467	$ 19,559
Cumulative net operating loss	175,000
Accrued income taxes	$ 881,740		$ 264,266
Vat, description	All of the Company’s service revenues that are earned and received in the PRC are subject to a Chinese VAT at the rate of 9% starting in April 2019, at the rate of 10% starting in May 2018 to March 2019, at the rate of 11% in April 2018 and prior of the gross proceed or at a rate approved by the Chinese local government.
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Effective tax rate percentage	16.50%
PRC [Member]
Income Taxes (Details) [Line Items]
Effective tax rate percentage	25.00%
Income tax, description	The Ministry of Finance (“MOF”) and State Administration of Taxation (“SAT”) on January 17, 2019 jointly issued Cai Shui 2019 No. 13. This clarified that from January 1, 2019 to December 31, 2021, eligible small enterprises whose first RMB 1,000,000 of annual taxable income is eligible for 75% reduction on a rate of 20% (i.e., effective rate is 5%) and the income between RMB 1,000,000 and RMB 3,000,000 is eligible for 50% reduction on a rate of 20% (i.e. effective rate is 10%). For the nine months ended September 30, 2019, MingZhu Pengcheng was eligible to employ this policy.